Aug. 24, 2020
Driehaus Active Income Fund

25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111

Driehaus Active Income Fund *LCMAX
Driehaus Event Driven Fund *DEVDX
Driehaus Emerging Markets Opportunities Fund *DMAGX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 24, 2020

TO THE SUMMARY PROSPECTUS FOR EACH FUND (“SUMMARY PROSPECTUS”), THE PROSPECTUS FOR THE FUNDS (“PROSPECTUS”), AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS (“SAI”), EACH DATED APRIL 30, 2020 (the “Existing Disclosures”)

Change in Shareholder Services Phone Number

Effective immediately, shareholders contacting the Funds by phone should call 1-800-560-6111. On August 31, 2020 (the “Effective Date”), the previous shareholder services phone number will no longer be operated by the Funds. Accordingly, on the Effective Date, all references in the Existing Disclosures to “1-877-779-0079” are hereby deleted and replaced with “1-800-560-6111”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111